Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Accrued Expenses and Other Liabilities
Summary of accrued expenses and other current liabilities

	As of As of December 31,
	2020	2021
	RMB	RMB	US$
Accrued referral incentives	101,542	139,402	21,875
Other tax payables	46,213	32,848	5,155
Payroll payable	22,949	22,452	3,523
Payable to merchants	4,040	2,163	339
Others	58,843	48,877	7,670
	233,587	245,742	38,562